Label	Element	Value
Registrant Name	dei_EntityRegistrantName	EUROPACIFIC GROWTH FUND
Document Creation Date	dei_DocumentCreationDate	May 29, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2015
Amendment Flag	dei_AmendmentFlag	false
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2015
Central Index Key	dei_EntityCentralIndexKey	0000719603
Document Type	dei_DocumentType	485BPOS
EUROPACIFIC GROWTH FUND® | Class A (EUROPACIFIC GROWTH FUND®)
Trading Symbol	dei_TradingSymbol	AEPGX
EUROPACIFIC GROWTH FUND® | Class R-1 (EUROPACIFIC GROWTH FUND®)
Trading Symbol	dei_TradingSymbol	RERAX
EUROPACIFIC GROWTH FUND® | Class R-2 (EUROPACIFIC GROWTH FUND®)
Trading Symbol	dei_TradingSymbol	RERBX
EUROPACIFIC GROWTH FUND® | Class R-3 (EUROPACIFIC GROWTH FUND®)
Trading Symbol	dei_TradingSymbol	RERCX
EUROPACIFIC GROWTH FUND® | Class R-4 (EUROPACIFIC GROWTH FUND®)
Trading Symbol	dei_TradingSymbol	REREX
EUROPACIFIC GROWTH FUND® | Class R-5 (EUROPACIFIC GROWTH FUND®)
Trading Symbol	dei_TradingSymbol	RERFX
EUROPACIFIC GROWTH FUND® | Class B (EUROPACIFIC GROWTH FUND®)
Trading Symbol	dei_TradingSymbol	AEGBX
EUROPACIFIC GROWTH FUND® | Class C (EUROPACIFIC GROWTH FUND®)
Trading Symbol	dei_TradingSymbol	AEPCX
EUROPACIFIC GROWTH FUND® | Class F-1 (EUROPACIFIC GROWTH FUND®)
Trading Symbol	dei_TradingSymbol	AEGFX
EUROPACIFIC GROWTH FUND® | Class 529-A (EUROPACIFIC GROWTH FUND®)
Trading Symbol	dei_TradingSymbol	CEUAX
EUROPACIFIC GROWTH FUND® | Class 529-B (EUROPACIFIC GROWTH FUND®)
Trading Symbol	dei_TradingSymbol	CEUBX
EUROPACIFIC GROWTH FUND® | Class 529-C (EUROPACIFIC GROWTH FUND®)
Trading Symbol	dei_TradingSymbol	CEUCX
EUROPACIFIC GROWTH FUND® | Class 529-E (EUROPACIFIC GROWTH FUND®)
Trading Symbol	dei_TradingSymbol	CEUEX
EUROPACIFIC GROWTH FUND® | Class 529-F-1 (EUROPACIFIC GROWTH FUND®)
Trading Symbol	dei_TradingSymbol	CEUFX
EUROPACIFIC GROWTH FUND® | Class F-2 (EUROPACIFIC GROWTH FUND®)
Trading Symbol	dei_TradingSymbol	AEPFX
EUROPACIFIC GROWTH FUND® | Class R-6 (EUROPACIFIC GROWTH FUND®)
Trading Symbol	dei_TradingSymbol	RERGX
EUROPACIFIC GROWTH FUND® | Class R-2E (EUROPACIFIC GROWTH FUND®)
Trading Symbol	dei_TradingSymbol	REEBX